Offerings	Jun. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	41,945,181
Proposed Maximum Offering Price per Unit	1.76
Maximum Aggregate Offering Price	$ 73,823,518.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,195.03
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock"), that become issuable under the Amended and Restated Palisade Bio, Inc. 2021 Equity Incentive Plan (the "A&R Incentive Plan") as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) Represents 41,945,181 additional shares of Common Stock available for issuance under the A&R Incentive Plan. (c) The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Capital Market on June 8, 2026, a date within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	783,003
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 1,174,504.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 162.20
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Amended and Restated Palisade Bio, Inc. Employee Stock Purchase Plan (the "A&R ESPP") as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) Represents 783,003 additional shares of Common Stock available for issuance under the A&R ESPP. (c) The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Capital Market on June 8, 2026, a date within five business days prior to the filing of this Registration Statement, multiplied by 85%. Pursuant to the A&R ESPP, the purchase price of a share of Common Stock is 85% of the fair market value of the Registrant's Common Stock.